SHORT-TERM AND LONG-TERM DEBT (Summary of long-term debt) (Details) $ in Thousands, kr in Millions	Jun. 30, 2021 USD ($)	Jun. 30, 2021 NOK (kr)	May 31, 2021	Dec. 31, 2020 USD ($)	Jun. 30, 2020 USD ($)
Debt Instrument [Line Items]
Total Fixed Rate and Foreign Debt	$ 675,022			$ 593,257
Total debt principal	1,695,493			1,663,394
Less: Unamortized debt issuance costs	(13,770)			(14,325)
Less: Current portion of long-term debt	(369,552)			(484,956)
Long-term debt	1,312,171			1,164,113
Common stock - Frontline Ltd
Debt Instrument [Line Items]
Principal debt amount	15,600			15,600	$ 36,800
Long-term debt, gross	$ 15,639			15,639
5.75% senior unsecured convertible notes due 2021
Debt Instrument [Line Items]
Senior unsecured convertible notes interest rate (in percentage)	5.75%	5.75%
Long-term debt, gross	$ 146,919			212,230
4.875% senior unsecured convertible notes due 2023
Debt Instrument [Line Items]
Senior unsecured convertible notes interest rate (in percentage)	4.875%	4.875%			4.875%
Long-term debt, gross	$ 137,900			139,900
7.25% senior unsecured sustainability-linked bonds due 2026
Debt Instrument [Line Items]
Senior unsecured convertible notes interest rate (in percentage)	7.25%	7.25%	7.25%
Long-term debt, gross	$ 150,000			0
NOK700 million senior unsecured floating rate bonds due 2023
Debt Instrument [Line Items]
Principal debt amount | kr		kr 700
Long-term debt, gross	81,238			81,572
NOK700 million senior unsecured floating rate bonds due 2024
Debt Instrument [Line Items]
Principal debt amount | kr		700
Long-term debt, gross	80,657			80,989
NOK600 million senior unsecured floating rate bonds due 2025
Debt Instrument [Line Items]
Principal debt amount | kr		kr 600
Long-term debt, gross	62,669			62,927
U.S. dollar denominated floating rate debt due through 2025
Debt Instrument [Line Items]
Long term debt with floating interest rate	$ 1,020,471			$ 1,070,137